RELATED PARTIES - Narrative (Details)							3 Months Ended	12 Months Ended
	Dec. 30, 2021	Sep. 13, 2021 USD ($) shares	Jul. 26, 2021 USD ($)	Aug. 03, 2017 USD ($)	Aug. 03, 2015	Dec. 04, 2014	Dec. 31, 2021 USD ($) multifamily_asset	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Jun. 29, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Investment properties								$ 2,431,000,000	$ 2,252,000,000	$ 4,200,000,000
Limited Partner Units, $12.00/unit
Disclosure of transactions between related parties [line items]
Number of shares/units issued (in shares) | shares									2,696,841
Share price (in dollars per share) | $ / shares									$ 12.00
Limited Partner Units, $12.65/unit
Disclosure of transactions between related parties [line items]
Number of shares/units issued (in shares) | shares									5,967,063
Share price (in dollars per share) | $ / shares									$ 12.65
Limited Partner Units, $13.92/unit
Disclosure of transactions between related parties [line items]
Number of shares/units issued (in shares) | shares									13,392,277
Share price (in dollars per share) | $ / shares									$ 13.92
Redeemable/Exchangeable Partnership Units
Disclosure of transactions between related parties [line items]
Number of shares/units issued (in shares) | shares									18,715,912
Share price (in dollars per share) | $ / shares									$ 12.00
Preferred Equity Tranche One
Disclosure of transactions between related parties [line items]
Maturity term	7 years					7 years
Preferred Equity, Tranche Two
Disclosure of transactions between related parties [line items]
Maturity term						10 years
Tranche Three
Disclosure of transactions between related parties [line items]
Maturity term						12 years
Brookfield Asset Management
Disclosure of transactions between related parties [line items]
Management fee Inflation adjustment, percent of total capitalization					0.50%
Management fee expense, minimum				$ 50,000,000
Management fee percent								1.05%
Management fee expense								$ 155,000,000	$ 73,000,000	107,000,000
Brookfield Asset Management | Limited Partner Units, $11.36/unit
Disclosure of transactions between related parties [line items]
Number of shares/units issued (in shares) | shares									9,416,816
Share price (in dollars per share) | $ / shares									$ 11.36
Subsidiaries
Disclosure of transactions between related parties [line items]
Number of real estate properties sold | multifamily_asset							2
Subsidiaries | United States
Disclosure of transactions between related parties [line items]
Investment properties							$ 73,000,000
Subsidiaries | United Kingdom
Disclosure of transactions between related parties [line items]
Investment properties							$ 101,000,000
Subsidiaries | Brookfield Place Sydney
Disclosure of transactions between related parties [line items]
Consideration											$ 153,000,000
Subsidiaries | Limited Partner Units
Disclosure of transactions between related parties [line items]
Issuances to redeemable/exchangeable and special limited partnership unitholders			$ 2,500,000,000
Subsidiaries | Redeemable/Exchangeable Partnership Units
Disclosure of transactions between related parties [line items]
Number of shares/units issued (in shares) | shares		34,000,000
Issuances to redeemable/exchangeable and special limited partnership unitholders		$ 2,000,000,000
Affiliated entities
Disclosure of transactions between related parties [line items]
Distributions on Brookfield Asset Management’s interest in Canholdco								$ 369,000,000	$ 0	$ 0
Preferred equity unit holders
Disclosure of transactions between related parties [line items]
Conversion condition, limit of market price to exchange price at maturity, percent						80.00%